SEGMENT REPORTING (Tables)	12 Months Ended
Oct. 26, 2014
SEGMENT REPORTING
Schedule of operating profit and other financial information

(in thousands)	2014	2013	2012
Net Sales (to unaffiliated customers)
Grocery Products	$1,558,265	$1,517,557	$1,170,871
Refrigerated Foods	4,644,179	4,251,515	4,222,752
Jennie-O Turkey Store	1,672,452	1,601,868	1,549,227
Specialty Foods	907,120	932,533	924,472
International & Other	534,240	448,181	363,348
Total	$9,316,256	$8,751,654	$8,230,670
Intersegment Sales
Grocery Products	$–	$–	$–
Refrigerated Foods	23,163	17,359	12,144
Jennie-O Turkey Store	144,137	123,420	125,575
Specialty Foods	122	108	133
International & Other	–	–	–
Total	167,422	140,887	137,852
Intersegmentelimination	(167,422)	(140,887)	(137,852)
Total	$–	$–	$–
Segment Net Sales
Grocery Products	$1,558,265	$1,517,557	$1,170,871
Refrigerated Foods	4,667,342	4,268,874	4,234,896
Jennie-O Turkey Store	1,816,589	1,725,288	1,674,802
Specialty Foods	907,242	932,641	924,605
International & Other	534,240	448,181	363,348
Intersegmentelimination	(167,422)	(140,887)	(137,852)
Total	$9,316,256	$8,751,654	$8,230,670
Segment Operating Profit
Grocery Products	$195,064	$213,646	$181,251
Refrigerated Foods	338,020	232,692	228,665
Jennie-O Turkey Store	272,362	222,117	238,298
Specialty Foods	71,514	88,873	83,089
International & Other	84,745	71,490	49,889
Total segment operating profit	$961,705	$828,818	$781,192
Net interest and investment expense (income)	9,468	7,482	6,339
General corporate expense	33,434	26,694	21,429
Noncontrolling interest	3,349	3,865	4,911
Earnings Before Income Taxes	$922,152	$798,507	$758,335

(in thousands)	2014	2013	2012
Assets
Grocery Products	$1,249,631	$1,237,405	$683,601
Refrigerated Foods	1,215,694	1,218,418	1,171,161
Jennie-O Turkey Store	857,697	819,343	857,682
Specialty Foods	1,013,420	469,599	506,237
International & Other	406,249	361,038	224,847
Corporate	712,928	810,077	1,120,438
Total	$5,455,619	$4,915,880	$4,563,966
Additions to Property, Plant and Equipment
Grocery Products	$31,741	$10,100	$17,966
Refrigerated Foods	61,183	58,523	67,003
Jennie-O Turkey Store	25,761	22,863	33,594
Specialty Foods	3,266	3,606	3,779
International & Other	4,896	2,973	2,794
Corporate	32,291	8,697	7,167
Total	$159,138	$106,762	$132,303
Depreciation and Amortization
Grocery Products	$25,883	$22,912	$15,870
Refrigerated Foods	57,709	57,879	60,229
Jennie-O Turkey Store	27,091	26,921	26,144
Specialty Foods	8,999	9,232	9,871
International & Other	3,541	1,906	1,437
Corporate	6,821	6,000	5,943
Total	$130,044	$124,850	$119,494

Schedule of percentages of total revenues contributed by classes of similar products
	Fiscal Year Ended
	October 26,	October 27,	October 28,
	2014	2013	2012
Perishable	54.5%	53.3%	54.7%
Shelf-stable	19.0	19.0	16.4
Poultry	18.4	18.8	19.3
Other	8.1	8.9	9.6
	100.0%	100.0%	100.0%

Schedule of total revenues attributable to U.S. and all foreign countries
	Fiscal Year Ended
	October 26,	October 27,	October 28,
(in thousands)	2014	2013	2012
United States	$ 8,708,042	$ 8,193,730	$ 7,739,826
Foreign	608,214	557,924	490,844
	$ 9,316,256	$ 8,751,654	$ 8,230,670